Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Revenue from Significant Charterers for 10% or More of Revenue

Charterer	2014	2015	2016
A	7%	18%	—
B	21%	17%	12%
C	—	17%	20%
D	—	—	14%
E	—	—	10%
	28%	52%	56%